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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-3178

                          RIVERSOURCE BOND SERIES, INC.
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 7/1/08-6/30/09



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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03178
Reporting Period: 07/01/2008 - 06/30/2009
RiverSource Bond Series, Inc.









======================== RIVERSOURCE FLOATING RATE FUND ========================


EATON VANCE SENIOR INCOME TRUST

Ticker:       EVF            Security ID:  27826S103
Meeting Date: OCT 17, 2008   Meeting Type: Annual
Record Date:  AUG 13, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director Thomas E. Faust Jr.     For       For          Management
1.2   Elect  Director Benjamin C. Esty        For       For          Management


--------------------------------------------------------------------------------

NUVEEN FLOATING RATE INCOME FUND

Ticker:       JFR            Security ID:  67072T108
Meeting Date: MAR 17, 2009   Meeting Type: Annual
Record Date:  SEP 22, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Trustee John P. Amboian          For       For          Management
1.2   Elect  Trustee David J. Kundert         For       For          Management
1.3   Elect  Trustee Terence J. Toth          For       For          Management


--------------------------------------------------------------------------------

NUVEEN FLOATING RATE INCOME OPPORTUNITY FUND

Ticker:       JRO            Security ID:  6706EN100
Meeting Date: MAR 17, 2009   Meeting Type: Annual
Record Date:  SEP 22, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Trustee John P. Amboian          For       For          Management
1.2   Elect  Trustee David J. Kundert         For       For          Management
1.3   Elect  Trustee Terence J. Toth          For       For          Management


--------------------------------------------------------------------------------

VAN KAMPEN SENIOR INCOME TRUST

Ticker:       VVR            Security ID:  920961109
Meeting Date: JUN 17, 2009   Meeting Type: Annual
Record Date:  APR 23, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Rod Dammeyer              For       For          Management
1.2   Elect Trustee Wayne W. Whalen           For       For          Management




==================== RIVERSOURCE INCOME OPPORTUNITIES FUND =====================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== RIVERSOURCE INFLATION PROTECTED SECURITIES FUND ================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== RIVERSOURCE LIMITED DURATION BOND FUND ====================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. ========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                RiverSource Bond Series, Inc.


By (Signature and Title)*   /s/ Patrick T. Bannigan
                            -----------------------------------------
                            Patrick T. Bannigan
                            President

Date August 27, 2009

* Print the name and title of each signing officer under his or her signature.
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